SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Total current	$ 89,157		$ 27,833	$ 36,216
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Software subscription	10,875
Total current	10,875
Payroll tax deposit	20,000
Total non-current	$ 20,000